Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses	$ 48.4	$ 30.2	$ 23.1
Total amount of bank loans	370.0
Repay principal of loans in 2015	25.5
Repay principal of loans in 2016	25.5
Repay principal of loans in 2017	319
Interest pay in 2015	6.8
Interest pay in 2016	6.5
Interest pay in 2017	$ 3.6